Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE COMPARISION

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment Based On 4/:
Year	Summary Compensation Table Total for Pin Tai 1/ ($)	Compensation Actually Paid to Pin Tai 1/ 2/ 3/ ($)	Summary Compensation Table Total for Chang M. Liu 1/ ($)	Compensation Actually Paid to Chang M. Liu 1/ 2/ 3/ ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1/ ($)	Average Compensation Actually Paid to Non-PEO NEOs 1/ 2/ 3/ ($)	CATY TSR ($)	Peer TSR ($)	CATY Net Income ($ million)	CATY EPS 5/
2022	--	--	3,620,254	4,756,329	1,746,558	2,274,679	119.36	89.54	361	$4.85
2021	--	--	2,997,876	4,940,132	1,747,604	3,007,660	121.91	115.39	298	$3.81
2020	742,264	132,941	2,110,001	2,908,613	1,348,043	1,428,722	88.48	74.84	229	$2.88

1/	Pin Tai was our PEO from October 2016 to September 2020. Chang M. Liu was our PEO from September 2020 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Heng W. Chen	Heng W. Chen	Heng W. Chen
Dunson K. Cheng	Dunson K. Cheng	Dunson K. Cheng
Kim R. Bingham	Kim R. Bingham	Kim R. Bingham
Mark H. Lee	Mark H. Lee	Mark H. Lee

2/

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3/

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

PEO Total Compensation Amount	$ 3,620,254	$ 2,997,876	$ 2,110,001
PEO Actually Paid Compensation Amount	$ 4,756,329	4,940,132	2,908,613
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Summary Compensation Table Total for Pin Tai ($)	Exclusion of Stock Awards for Pin Tai ($)	Inclusion of Equity Values for Pin Tai ($)	Compensation Actually Paid to Pin Tai ($)
2020	742,264	—	(609,323)	132,941

Year	Summary Compensation Table Total for Chang M. Liu ($)	Exclusion of Stock Awards for Chang M. Liu ($)	Inclusion of Equity Values for Chang M. Liu ($)	Compensation Actually Paid to Chang M. Liu ($)
2022	3,620,254	(1,686,958)	2,823,033	4,756,329
2021	2,997,876	(1,429,976)	3,372,232	4,940,132
2020	2,110,001	(1,189,967)	1,988,579	2,908,613

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Pin Tai ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Pin Tai ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Pin Tai ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Pin Tai ($)	Total – Inclusion of Equity Values for Pin Tai ($)
2020	—	(334,982)	(74,150)	(200,191)	(609,323)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Chang M. Liu ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Chang M. Liu ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Chang M. Liu ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Chang M. Liu ($)	Total – Inclusion of Equity Values for Chang M. Liu ($)
2022	2,289,944	496,450	36,639	—	2,823,033
2021	2,151,031	1,186,387	34,814	—	3,372,232
2020	2,200,808	(187,382)	(24,847)	—	1,988,579

Non-PEO NEO Average Total Compensation Amount	$ 1,746,558	1,747,604	1,348,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,274,679	3,007,660	1,428,722
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,746,558	(708,918)	1,237,039	2,274,679
2021	1,747,604	(698,430)	1,958,486	3,007,660
2020	1,348,043	(511,719)	592,398	1,428,722

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	962,315	232,278	42,446	—	1,237,039
2021	1,085,232	749,638	123,616	—	1,958,486
2020	946,409	(340,362)	(13,649)	—	592,398

4/

The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks - Western Region Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P U.S. BMI Banks - Western Region Index, respectively, with all dividends, if any, being re-invested. Historical stock performance is not necessarily indicative of future stock performance.

5/

We determined Earnings Per Share (“EPS”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P U.S. BMI Banks - Western Region Index over the same period.

Tabular List [Table Text Block]

Financial Performance Measures

The four most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Earnings per share

●	Earnings per share measured over a three-year performance period (as further described in the Compensation Discussion and Analysis)

●	Relative total shareholder return measured over a three-year performance period (as further described in the Compensation Discussion and Analysis)

●	Relative return on assets measured over a three-year performance period (as further described in the Compensation Discussion and Analysis)

Total Shareholder Return Amount	$ 119.36	121.91	88.48
Peer Group Total Shareholder Return Amount	89.54	115.39	74.84
Net Income (Loss)	$ 361,000,000	$ 298,000,000	$ 229,000,000
Company Selected Measure Amount	4.85	3.81	2.88
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share measured over a three-year performance period
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return measured over a three-year performance period
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative return on assets measured over a three-year performance period
Inclusion of Equity Values for Former PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (609,323)
Exclusion of Stock Awards for Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,686,958)	$ (1,429,976)	(1,189,967)
Inclusion of Equity Values for Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,823,033	3,372,232	1,988,579
Average Exclusion of Stock Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(708,918)	(698,430)	(511,719)
Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,237,039	1,958,486	592,398
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Former PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(334,982)
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Former PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(74,150)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Former PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(200,191)
Total Inclusion of Equity Values for Former PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(609,323)
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,289,944	2,151,031	2,200,808
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	496,450	1,186,387	(187,382)
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,639	34,814	(24,847)
Total Inclusion of Equity Values for Current PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,823,033	3,372,232	1,988,579
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	962,315	1,085,232	946,409
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,278	749,638	(340,362)
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,446	123,616	(13,649)
Total Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,237,039	$ 1,958,486	592,398
Former PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			742,264
PEO Actually Paid Compensation Amount			$ 132,941